Condensed Consolidated Statements of Comprehensive Loss (Q1) (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Statement of Comprehensive Income [Abstract]
Net loss	$ (931)	$ (1,234)	$ (10,720)	$ (9,605)
Currency translation adjustment		27		(189)
Comprehensive loss	(931)	(1,207)	(10,720)	(9,540)
Less comprehensive loss attributable to noncontrolling interests			(4)	651
Comprehensive loss attributable to the Company	$ (931)	$ (1,207)	$ (10,716)	$ (10,191)